JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 86.6% (a)
Alabama — 2.6%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,750	1,788
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,345
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	5,250	5,670
County of Jefferson sewer, Rev., 5.25%, 10/1/2042	2,000	2,177
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	2,250	2,395
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	927
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	1,000	1,055
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000	1,069
Total Alabama		16,426
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	655	633
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	561
Total Alaska		1,194
Arizona — 3.0%
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (b)	250	254
Rev., 5.25%, 7/1/2043 (b)	250	251
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,000	1,049
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2042	350	392
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2035	1,500	1,775
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,552
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax Series 2025A, Rev., 5.00%, 7/1/2037	2,000	2,347
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (b)	1,900	1,846
Maricopa County Unified School District No. 60 Higley
COP, A.G., 5.00%, 6/1/2037	170	188
COP, A.G., 5.00%, 6/1/2038	250	275
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	150
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2025C, Rev., 5.00%, 1/1/2047	1,000	1,068
Series 2025C, Rev., 5.00%, 1/1/2051	1,450	1,515
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	6,228
Total Arizona		18,890
California — 3.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,400	4,453
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,000	3,292
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,000	462
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,418
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	866
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	3,715	2,786
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (b)	500	548

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,440	1,441
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,166
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,101
Los Angeles Department of Water and Power System
Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,011
Series 2017A, Rev., 4.00%, 7/1/2047	500	462
Series 2025A, Rev., 5.00%, 7/1/2055	1,000	1,035
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,124
Total California		21,165
Colorado — 2.5%
Boulder Valley School District No. Re-2 Boulder, GO, 4.13%, 12/1/2046	1,660	1,631
City and County of Broomfield, COP, 5.00%, 2/1/2042	1,000	1,114
City and County of Broomfield Water Activity Enterprise Rev., 5.00%, 12/1/2040	1,300	1,487
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,615
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	953
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,090
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,500	1,698
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,064
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000	1,004
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	518
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,750	1,936
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	752
Total Colorado		15,862
Connecticut — 0.7%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031 (d)	915	1,032
Series 2022A, Rev., 5.00%, 7/1/2031	335	381
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,838
Total Connecticut		4,251
District of Columbia — 0.8%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	2,750	3,141
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	283
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	1,500	1,572
Total District of Columbia		4,996
Florida — 3.5%
City of Melbourne Water and Sewer, Rev., 5.00%, 11/15/2039	2,355	2,640
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,153
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 4.00%, 10/1/2042	1,500	1,506
Series 2025A, Rev., 4.50%, 10/1/2051	1,000	992
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	500	375
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,010

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,750	1,799
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,073
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.20%, 2/2/2026 (c)	1,000	1,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,159
Series 2020A-3, Rev., 4.00%, 10/1/2036	1,240	1,264
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,134
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,144
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.25%, 11/15/2039	1,000	1,004
Total Florida		22,253
Georgia — 4.4%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000	915
City of Atlanta Department of Aviation
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,875
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2041	1,000	1,108
City of Gainesville Water and Sewerage, Rev., 5.00%, 11/15/2038	1,250	1,451
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	500	503
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250	1,251
Douglas County School District, GO, 5.00%, 4/1/2037	745	882
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	2,000	2,258
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,108
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	1,000	1,059
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,300	1,380
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,500	2,679
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	3,445	3,690
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,000	1,074
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	991
Series 2019A, Rev., 5.00%, 1/1/2049	1,000	1,001
Rome Building Authority, Rome City School Project, Rev., 5.00%, 3/1/2038	1,375	1,548
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.15%, 2/2/2026 (c)	3,000	3,000
Total Georgia		27,773
Guam — 0.2%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	875	974
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,500	1,669
Illinois — 3.9%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,309
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,824
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,750	1,801
City of Chicago Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,079

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,265	1,362
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	225
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.15%, 2/2/2026 (c)	500	500
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	890	970
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	985	1,122
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,702
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,038
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,034
Total Illinois		24,966
Indiana — 1.3%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	200	186
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,000
Greater Clark County School Building Corp., AD Valorem Tax First Mortgage Series 2024A, Rev., 5.00%, 7/15/2026	700	708
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	434
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	2,245	2,363
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	1,881
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project Series 2025A, Rev., 5.00%, 7/15/2036	1,585	1,817
Total Indiana		8,389
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,910	1,268
Kansas — 0.4%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	126
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2042	2,270	2,534
Total Kansas		2,660
Kentucky — 0.5%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	747
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	1,405	1,473
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,126
Total Kentucky		3,346
Louisiana — 1.6%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,636
Series 2025A, Rev., 5.25%, 5/15/2055	1,000	1,033
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,053
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	5,500	5,527
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,134
Total Louisiana		10,383

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., A.G., 5.00%, 7/1/2026	200	202
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032	1,000	1,159
Total Maine		1,361
Maryland — 0.8%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,034
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	1,000	1,029
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2036	2,000	2,322
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	1,000	1,024
Total Maryland		5,409
Massachusetts — 3.6%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	1,000	1,070
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,490
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,147
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 3.20%, 2/2/2026 (c)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,061
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2044	1,000	1,076
Massachusetts Municipal Wholesale Electric Co., Project 2015A Series 2021A, Rev., 4.00%, 7/1/2039	1,000	1,022
Massachusetts School Building Authority, Dedicated Sales Tax Series 2025A, Rev., 5.00%, 2/15/2050	1,200	1,252
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000	1,001
Town of Brookline, Purpose Loan, GO, 4.00%, 5/15/2044	2,000	2,004
Total Massachusetts		23,123
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	429
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,146
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	125	125
Total Michigan		1,700
Minnesota — 0.6%
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,060
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	960	1,083
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,465
Total Minnesota		3,608
Mississippi — 0.1%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	878
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.35%, 2/2/2026 (c)	150	150
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	575	553
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	875	966

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	948
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	1,000	1,001
Total Missouri		3,618
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,042
Nevada — 0.0% ^
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
New Hampshire — 0.5%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.17%, 1/20/2041 (c)	1,241	1,240
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,132
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,041
Total New Hampshire		3,413
New Jersey — 2.7%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	585	592
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,510
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,308
New Jersey Transportation Trust Fund Authority, Transportation System Series 2024AA, Rev., 5.00%, 6/15/2040	1,000	1,117
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,192
Series 2018A, Rev., 5.00%, 6/1/2034	1,340	1,385
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,053
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	984
Total New Jersey		17,141
New Mexico — 0.7%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,250	1,279
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,015
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2026	360	366
GO, 5.00%, 9/15/2027	340	354
GO, 5.00%, 9/15/2028	300	312
Total New Mexico		4,326
New York — 8.9%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	547
Rev., 5.00%, 7/1/2034	210	227
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.20%, 2/2/2026 (c)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,098
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,184
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,540
Long Island Power Authority, Electric System
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	1,000	1,006

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	5,250	5,247
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,000	1,021
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,178
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,063
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,415	1,439
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,347
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.20%, 2/2/2026 (c)	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	3,525	3,683
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	1,000	1,119
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,567
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	8,770	2,720
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	768
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	395
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,156
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000	1,109
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	1,500	1,498
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,250	1,313
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,009
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 5.00%, 3/15/2043	2,555	2,814
Series 2025A, Rev., 4.25%, 3/15/2048	1,250	1,212
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	1,000	1,172
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	2,002
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,773
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2022B, Rev., 5.00%, 9/15/2032	100	117
Series 2022B, Rev., 5.00%, 9/15/2036	185	210
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,035
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,106
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,200	1,201
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,016
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	993
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,049
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,052
TSASC, Inc. Series A, Rev., 5.00%, 6/1/2041	1,000	1,006
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	1,000	1,016
Total New York		57,008

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.8%
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,297
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2041	335	374
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,393
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,159
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,151
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c)	1,455	1,456
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	940	1,027
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	2,000	2,311
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,151
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	251
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	103
Total North Carolina		11,673
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	241
Ohio — 2.5%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2044	1,000	1,066
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,320	3,553
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	8,410	639
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,117
County of Montgomery, Ohio Health care Facilities Solvita Project, Rev., 5.25%, 9/1/2049	1,250	1,276
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,190
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,259
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project Series 2026A, Rev., 3.88%, 1/1/2036 (e)	1,500	1,503
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.20%, 2/2/2026 (c)	250	250
Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,338
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	835
Total Ohio		16,026
Oklahoma — 1.2%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,164
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2052	525	524
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,500	1,490
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,136
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,538
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.00%, 4/1/2045	1,000	1,061
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	919
Total Oklahoma		7,832

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 2.1%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,680
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 3.20%, 2/2/2026 (c)	10,000	10,000
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2039	500	571
Series 2026A, Rev., 5.00%, 11/15/2040	650	742
Series 2026A, Rev., 5.00%, 11/15/2041	600	677
Total Oregon		13,670
Other — 0.2%
FHLMC Multifamily VRD Certificates, Rev., 4.71%, 1/25/2043 (c)	996	1,007
Pennsylvania — 3.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	380	383
Rev., 5.00%, 6/1/2027	500	518
Rev., 5.00%, 6/1/2028	880	932
Rev., 5.00%, 6/1/2029	380	402
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,717
Series 2024-1, GO, 4.00%, 8/15/2042	1,815	1,823
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,000	1,156
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.47%, 3/1/2026 (f)	500	491
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,900	2,970
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	1,695	1,699
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,250	2,029
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988	1,096
Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,081
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,500	1,723
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,476
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,447
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,518
Total Pennsylvania		22,461
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,505	922
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,500	1,534
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	894
Series A-1, Rev., 5.00%, 7/1/2058	4,975	4,869
Total Puerto Rico		8,219
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Rev., 5.00%, 5/15/2041	1,000	1,057
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,480
Total Rhode Island		2,537

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 0.6%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project, Rev., FHA, 5.25%, 11/15/2050	1,500	1,550
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,032
South Carolina Public Service Authority Series 2025A, Rev., 5.00%, 12/1/2046	1,500	1,561
Total South Carolina		4,143
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	995	1,142
Tennessee — 4.5%
City of Murfreesboro, GO, 5.00%, 6/1/2029	275	299
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,047
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,260	1,238
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,125
Metropolitan Government of Nashville and Davidson County, Electric System Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,153
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,676
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,450
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,000	2,195
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,110	1,180
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,345
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	7,265	7,401
Tennessee Energy Acquisition Corp., Gas Project
Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	4,685	4,855
Series 2026A, Rev., 5.00%, 11/1/2034	1,500	1,630
Total Tennessee		28,594
Texas — 12.0%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,089
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,322
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,462
City of Austin, GO, 5.00%, 9/1/2041	2,200	2,462
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,018
Series 2025B, Rev., AMT, 5.25%, 7/15/2031	2,500	2,671
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	2,000	2,166
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (d)	5,550	6,686
City of Killeen, Combination Tax
GO, 4.00%, 8/1/2041	2,455	2,500
GO, 4.13%, 8/1/2042	2,555	2,601
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000	925
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,292
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 2/12/2026 (c) (e)	2,500	2,504

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
County of Fort Bend Toll Road, Senior Lien
Rev., A.G., 5.00%, 3/1/2039	1,000	1,114
Rev., A.G., 5.00%, 3/1/2046	1,750	1,829
County of Harris Toll Road, First Lien Series 2025A, Rev., 4.50%, 8/15/2055	1,500	1,475
County of Tarrant, GO, 5.00%, 7/15/2033	500	562
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	477
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	5,500	5,861
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	1,000	1,105
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046 (e)	1,105	1,098
Hurst-Euless-Bedford Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2050	2,100	1,947
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	2,500	2,559
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,135
Lower Colorado River Authority, LCRA Transmission Services Corp., Project Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,238
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	909
McKinney Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,959
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	1,000	1,037
New Caney Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	909
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.25%, 1/1/2036	1,000	1,105
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	1,000	1,167
Pearland Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,002
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043	1,500	1,505
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,138
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,046
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	2,000	2,260
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,500	2,808
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (d)	1,150	1,151
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	2,000	2,164
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,020
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,073
Series 2024A, Rev., 4.00%, 10/15/2042	1,075	1,087
Series 2024A, Rev., 4.25%, 10/15/2051	1,000	953
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	230
Total Texas		76,621
Utah — 0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	980	1,102
Virginia — 2.0%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	330
Virginia Port Authority, Rev., 5.00%, 7/1/2042	1,500	1,647
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,487
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,000	2,318

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Virginia Public School Authority, Prince William County, Rev., 4.25%, 10/1/2039	5,525	5,879
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	944
Total Virginia		12,605
Washington — 3.2%
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,560	4,662
State of Washington Series 2026A, GO, 5.00%, 8/1/2037	2,000	2,343
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,123
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,550
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,155
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,652
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	500	496
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,415	1,415
Total Washington		20,396
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,023
Wisconsin — 2.1%
Public Finance Authority, Rev., AMT, 5.75%, 12/31/2065	1,000	1,034
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	130	119
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	547	547
Public Finance Authority, Georgia SR 400 Express Lanes Project, Rev., AMT, 5.75%, 6/30/2060	1,000	1,036
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,040
Rev., AMT, 5.75%, 7/1/2049	2,000	2,087
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	1,470	1,541
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (c)	1,000	1,107
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,038
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.20%, 2/2/2026 (c)	1,985	1,985
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	980	1,066
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	990	1,089
Total Wisconsin		13,689
Total Municipal Bonds (Cost $537,918)		552,083
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
4/24/2026 at USD 128.00, American Style
Notional Amount: USD 202,500
Counterparty: Exchange-Traded * (Cost $158)	2,025	206

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 11.5%
Investment Companies — 11.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.53% (g) (h) (Cost $72,982)	72,977	72,984
Total Investments — 98.1% (Cost $611,058)		625,273
Other Assets in Excess of Liabilities — 1.9%		12,351
NET ASSETS — 100.0%		637,624

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2026.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	30	03/20/2026	USD	3,353	(41)
U.S. Treasury 10 Year Ultra Note	107	03/20/2026	USD	12,201	(106)
U.S. Treasury Long Bond	102	03/20/2026	USD	11,705	(201)
					(348)
Short Contracts
U.S. Treasury Ultra Bond	(39)	03/20/2026	USD	(4,565)	116
					(232)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD5,170	—	4	4
CPI-U at termination	2.55% at termination	Receive	3/3/2030	USD164,315	—	150	150
					—	154	154
CPI-U at termination	2.52% at termination	Receive	5/12/2030	USD156,660	(43)	(38)	(81)
CPI-U at termination	2.53% at termination	Receive	10/24/2030	USD24,285	—	(17)	(17)
CPI-U at termination	2.55% at termination	Receive	6/3/2030	USD12,420	—	(4)	(4)
CPI-U at termination	2.68% at termination	Receive	8/13/2030	USD12,115	—	(71)	(71)
					(43)	(130)	(173)
					(43)	24	(19)

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at January 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.25%
Written Call Options Contracts as of January 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	2,025	USD 202,500	USD 131.00	4/24/2026	(127)
Total Written Options Contracts (Premiums Received $ (95))						(127)

Abbreviations
USD	United States Dollar

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$552,083	$—	$552,083
Options Purchased	206	—	—	206

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$72,984	$—	$—	$72,984
Total Investments in Securities	$73,190	$552,083	$—	$625,273
Appreciation in Other Financial Instruments
Futures Contracts	$116	$—	$—	$116
Swaps	—	154	—	154
Depreciation in Other Financial Instruments
Futures Contracts	$(348)	$—	$—	$(348)
Swaps	—	(130)	—	(130)
Options Written
Call Options Written	(127)	—	—	(127)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(359)	$24	$—	$(335)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.53% (a) (b)	$37,983	$67,102	$32,101	$—	$—	$72,984	72,977	$296	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.